Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Held to maturity securities, fair value	$ 20,281	$ 25,549
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	12,500,000	12,500,000
Issued common shares	8,388,000	7,577,000
Outstanding common shares	8,388,000	7,577,000